BASIC AND DILUTED NET EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Numerator - Income attributable to Magal shareholders'	$ 202	$ 1,717	$ 2,722
Denominator for basic net earnings per share weighted-average number of shares outstanding	23,154,422	23,129,394	23,040,436
Effect of diluting securities - Employee stock options		15,346	247,315
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	23,154,422	23,144,740	23,287,751